Shareholder Report, Line Graph (Details) 195563_Twin Oak Active Opportunities III ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Apr. 23, 2026	Aug. 31, 2026
Twin Oak Active Opportunities III ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Twin Oak Active Opportunities III ETF NAV
Accumulated Value	$ 10,000	$ 10,877
S&P 500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR Index
Accumulated Value	10,000	$ 10,856
50% S&P 500 TR Index / 50% Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		50% S&P 500 TR Index / 50% Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000	$ 10,385